INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 6,149,814		R$ 5,220,102
Additions	(55,404)		(89,824)
Disposals	(13,073)		(6,280)
Business combination	(4,026)		1,072,121
Transfers	9,949		50,895
Monetary correction hyperinflation	624,562
Exchange rate variation	(277,212)		(97,200)
Ending balance	6,434,610		6,149,814
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,265,633		6,153,032
Additions	228,734		184,845
Disposals	(166,337)		(77,880)
Business combination	(4,026)	[1]	1,072,121
Transfers	15,921		47,870
Monetary correction hyperinflation	778,029
Exchange rate variation	(352,227)		(114,355)
Ending balance	7,765,727		7,265,633
Gross carrying amount [member] | Goodwill For Future Profitability [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,425,183		2,935,577
Additions	(0)		(0)
Disposals	(0)		(6,145)
Business combination	(4,026)	[1]	468,604
Transfers	(0)		(0)
Monetary correction hyperinflation	171,880
Exchange rate variation	(118,934)		27,147
Ending balance	3,474,103		3,425,183
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,733,335		1,327,738
Additions	(0)		(0)
Disposals	(0)		(0)
Business combination	(0)	[1]	474,874
Transfers	(0)		(0)
Monetary correction hyperinflation	203,246
Exchange rate variation	(55,382)		(69,277)
Ending balance	1,881,199		1,733,335
Gross carrying amount [member] | Non Compete Agreement [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	110,208		107,162
Additions	19,609		1,369
Disposals	(69,950)		(3,182)
Business combination	(0)	[1]	2,246
Transfers	(0)		(0)
Monetary correction hyperinflation	(0)
Exchange rate variation	(2,441)		2,613
Ending balance	57,426		110,208
Gross carrying amount [member] | Outgrowers Relationship [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,740		5,328
Additions	(0)		197
Disposals	(4,223)		(785)
Business combination	(0)	[1]	(0)
Transfers	11		(0)
Monetary correction hyperinflation	(0)
Exchange rate variation	(11)		(0)
Ending balance	517		4,740
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,518		6,205
Additions	(0)		(0)
Disposals	(1)		(3,723)
Business combination	(0)	[1]	(0)
Transfers	(0)		1,038
Monetary correction hyperinflation	1,978
Exchange rate variation	(617)		(2)
Ending balance	4,878		3,518
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,119,534		1,067,713
Additions	(0)		(0)
Disposals	(0)		(0)
Business combination	(0)	[1]	124,569
Transfers	(0)		(0)
Monetary correction hyperinflation	381,289
Exchange rate variation	(160,572)		(72,748)
Ending balance	1,340,251		1,119,534
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	770,399		657,255
Additions	118		5,220
Disposals	(92,163)		(64,045)
Business combination	(0)	[1]	1,828
Transfers	240,679		172,107
Monetary correction hyperinflation	19,111
Exchange rate variation	(8,054)		(1,966)
Ending balance	930,090		770,399
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Beginning balance	98,716		46,054
Additions	209,007		178,059
Disposals	(0)		(0)
Business combination	(0)	[1]	(0)
Transfers	(224,769)		(125,275)
Monetary correction hyperinflation	525
Exchange rate variation	(6,216)		(122)
Ending balance	77,263		98,716
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,115,819)		(932,930)
Additions	(284,138)		(274,669)
Disposals	153,264		71,600
Business combination	(0)	[1]	(0)
Transfers	(5,972)		3,025
Monetary correction hyperinflation	(153,467)
Exchange rate variation	75,015		17,155
Ending balance	(1,331,117)		(1,115,819)
Accumulated depreciation and amortisation [member] | Non Compete Agreement [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(106,749)		(97,408)
Additions	(5,023)		(10,086)
Disposals	69,950		3,182
Business combination	(0)	[1]	(0)
Transfers	(0)		(0)
Monetary correction hyperinflation	(0)
Exchange rate variation	2,486		(2,437)
Ending balance	R$ (39,336)		R$ (106,749)
Average rate	62.71%	[2]	62.71%	[3]
Accumulated depreciation and amortisation [member] | Outgrowers Relationship [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (4,425)		R$ (4,695)
Additions	(145)		(505)
Disposals	4,223		775
Business combination	(0)	[1]	(0)
Transfers	(0)		(0)
Monetary correction hyperinflation	(0)
Exchange rate variation	(0)		(0)
Ending balance	R$ (347)		R$ (4,425)
Average rate	19.48%	[2]	19.48%	[3]
Accumulated depreciation and amortisation [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (2,928)		R$ (5,999)
Additions	(475)		(42)
Disposals	(0)		3,723
Business combination	(0)	[1]	(0)
Transfers	(0)		(614)
Monetary correction hyperinflation	(715)
Exchange rate variation	294		4
Ending balance	R$ (3,824)		R$ (2,928)
Average rate	8.08%	[2]	8.08%	[3]
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (437,774)		R$ (375,131)
Additions	(102,727)		(84,010)
Disposals	(0)		(0)
Business combination	(0)	[1]	(0)
Transfers	(0)		(0)
Monetary correction hyperinflation	(147,827)
Exchange rate variation	66,222		21,367
Ending balance	R$ (622,106)		R$ (437,774)
Average rate	6.92%	[2]	6.92%	[3]
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (563,943)		R$ (449,697)
Additions	(175,768)		(180,026)
Disposals	79,091		63,920
Business combination	(0)	[1]	(0)
Transfers	(5,972)		3,639
Monetary correction hyperinflation	(4,925)
Exchange rate variation	6,013		(1,779)
Ending balance	R$ (665,504)		R$ (563,943)
Average rate	52.04%	[2]	52.04%	[3]

[1]	The reduction on goodwill reflects the price adjustment on the business combination with Mogiana according to contractual terms of the shares purchase agreement, which has not impacted other assets and liabilities fair values on the transaction which was conclude in December 2021.
[2]	Weighted average annual rate.
[3]	Weighted average annual rate.